Business Combinations - Summary of Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Predata
Business Acquisition Contingent Consideration [Line Items]
Fair value of contingent consideration	$ 518	$ 196
Changes to the fair value of contingent consideration		322
Unearned contingent consideration reversal	(518)
Fair value of contingent consideration		518
Curate
Business Acquisition Contingent Consideration [Line Items]
Fair value of contingent consideration	2,554	1,206
Changes to the fair value of contingent consideration	(1,140)	1,348
Earned contingent consideration settled	(531)
Fair value of contingent consideration	883	2,554
Forge
Business Acquisition Contingent Consideration [Line Items]
Fair value of contingent consideration	464	1,700
Changes to the fair value of contingent consideration	(455)	(1,236)
Unearned contingent consideration reversal	(9)
Fair value of contingent consideration		464
2021 Acquisitions
Business Acquisition Contingent Consideration [Line Items]
Fair value of contingent consideration	3,536	3,102
Changes to the fair value of contingent consideration	(1,595)	434
Earned contingent consideration settled	(531)
Unearned contingent consideration reversal	(527)
Fair value of contingent consideration	$ 883	$ 3,536